N-4	Apr. 25, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Separate Account
Entity Central Index Key	0000729522
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2024
Amendment Flag	false
Polaris Retirement Protector 333-185787
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 5 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8%, as a percentage of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $8,000 if your maximum withdrawal charge is 8%.
Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.32%	1.57%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.89%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.25%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate charge for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,680	Highest Annual Cost: $4,455
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 5 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8%, as a percentage of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $8,000 if your maximum withdrawal charge is 8%.
Expenses – Withdrawal Charges

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.32%	1.57%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.89%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.25%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate charge for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,680	Highest Annual Cost: $4,455
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.32%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.57%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.46%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.89%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund net assets.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.25%
Optional Benefits Footnotes [Text Block]	As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.[4] As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate charge for the most expensive optional benefit currently available.
Lowest Annual Cost [Dollars]	$ 1,680
Highest Annual Cost [Dollars]	$ 4,455
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	You may transfer funds between the investment options, subject to certain restrictions.•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.•Your ability to transfer amounts to a Fixed Account option may be restricted.•We reserve the right to remove or substitute Underlying Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the contract’s optional benefits.•If you elect an optional Living Benefit:○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.○We reserve the right to modify the investment requirement in the future.○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.•If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.•Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee Table FOR CONTRACTS ISSUED ON OR AFTER MAY 2, 2022
 The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted.Contract Owner Transaction Expenses
Maximum Withdrawal Charges (as a percentage of each Purchase Payment)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6+
	8%	7%	6%	5%	4%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more.)	$50
	Contract Years 1-5	After 5th Contract Anniversary
Base Contract Expenses[2] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.55%	1.30%
Optional Death Benefit (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Optional Living Benefit[3] (calculated as percentage of the Income Base and deducted from the contract value) Polaris Income Plus
Maximum Fee[4]
One Covered Person	2.50%
Two Covered Persons	2.50%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.46%	1.89%
Footnotes to the Fee Table:[1] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.[2] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expenses would be 1.55% for Contract years 1-5, and 1.30% after the 5th Contract Anniversary. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.[3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below.The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the initial annual fee applicable to your contract. If your contract was purchased on or after May 1, 2023, please see APPENDIX H - LIVING BENEFIT RATES FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2023 (EXCEPT IN NEW YORK) and APPENDIX I - LIVING BENEFIT RATES FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2023 (IN NEW YORK).
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Fee Table FOR CONTRACTS ISSUED PRIOR TO MAY 2, 2022
  The following tables describe the fees and expenses that you will pay when owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted. Contract Owner Transaction Expenses
Maximum Withdrawal Charges (as a percentage of each Purchase Payment)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6+
	8%	7%	6%	5%	4%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more.)	$50
	Contract Years 1-5	After 5th Contract Anniversary
Base Contract Expenses[2] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.55%	1.30%
Optional Death Benefit (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Optional Living Benefit[3] (calculated as percentage of the Income Base and deducted from the contract value) Polaris Income Plus (Contracts issued between October 9, 2017 and May 1, 2022)
	Initial Fee[4]	Maximum Fee[4]
One Covered Person	1.00%	2.50%
Two Covered Persons	1.25%	2.50%
(Contracts issued prior to October 9, 2017)
	Initial Fee[4]	Maximum Fee[4]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.46%	1.89%
Footnotes to the Fee Table: [1] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee. [2] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expenses would be 1.55% for Contract years 1-5, and 1.30% after the 5th Contract Anniversary. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS. [3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below. If you purchased your contract prior to May 1, 2023, please see APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for a description of the living benefit you may have elected. [4] The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the applicable formula. (For Contracts issued on or after October 9, 2017)
Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE.
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).(For Contracts issued prior to October 9, 2017)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Transaction Expenses [Table Text Block]	Contract Owner Transaction Expenses
Maximum Withdrawal Charges (as a percentage of each Purchase Payment)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6+
	8%	7%	6%	5%	4%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Annual Contract Expenses [Table Text Block]	The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more.)	$50
	Contract Years 1-5	After 5th Contract Anniversary
Base Contract Expenses[2] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.55%	1.30%

Administrative Expense, Maximum [Dollars]	$ 50
Base Contract Expense, Footnotes [Text Block]	[2] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expenses would be 1.55% for Contract years 1-5, and 1.30% after the 5th Contract Anniversary. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Annual Portfolio Company Expenses [Table Text Block]	Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.46%	1.89%

Portfolio Company Expenses [Text Block]	Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.
Portfolio Company Expenses Minimum [Percent]	0.46%
Portfolio Company Expenses Maximum [Percent]	1.89%
Item 5. Principal Risks [Table Text Block]
Principal Risks Of Investing In The Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of the optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.Investment Requirements Risk. If you elect the optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under the optional Living Benefit’s investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”), process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
  The following tables summarize information about the benefits available under the contract. This prospectus utilizes a Rate Sheet Prospectus Supplement to provide the current rates and percentages for the available Living Benefit, including the current initial annual fee rate. To obtain a copy, please visit www.corebridgefinancial.com/ProductProspectuses.Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit equal to the greater of the contract value or Net Purchase Payments	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program and transfer the remaining money according to the current allocation instructions on file

Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program
•If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •Not available with election of the Living Benefit features

Benefits Available [Table Text Block]	Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit equal to the greater of the contract value or Net Purchase Payments	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program and transfer the remaining money according to the current allocation instructions on file

Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program
•If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •Not available with election of the Living Benefit features
Optional Benefits Available For Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Plus Living Benefit (For contracts issued on or after Oct 9, 2017)	A guaranteed minimum withdrawal benefit with Income Credits and step-up opportunities	2.50% (as a percentage of Income Base)
•Excess withdrawals may significantly reduce or terminate the benefit
•Income Credits unavailable after the 12th benefit anniversary
•Investment requirements limit available investment options
•Minimum Income Base not available on 12th benefit
anniversary if withdrawal has been taken
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states

Maximum Anniversary Death Benefit	Provides a death benefit based on the greatest of contract value, net purchase payments, or highest contract value on an eligible contract anniversary	0.25% (as a percentage of average daily net asset value allocated to the Variable Portfolios)	•Death benefit calculated differently depending on whether the optional Living Benefit has been elected •Death benefit election cannot be changed •Withdrawals may significantly reduce the benefit

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / LimitationsBrief Description of Restrictions/ Limitations
Benefits Description [Table Text Block]
Optional Living Benefit
 General Information Applicable to the Living Benefit The Living Benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA’s or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the Living Benefit feature. This optional Living Benefit is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus is designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time and the guaranteed rising income component available on the feature offers an additional benefit to those starting income soon after the contract is issued. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Please see DEATH BENEFITS below. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit. You must invest in accordance with the investment requirements outlined under Investment Requirements for Optional Living Benefits in APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT. Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59½ at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. The “SunAmerica Income Plus” Living Benefit was renamed “Polaris Income Plus” for contracts issued January 23, 2012 and after. All references in the prospectus to the “SunAmerica Income Plus” Living Benefit have been changed accordingly. The Living Benefit may have been changed since first being offered. If your contract was issued prior to May 1, 2023, please see APPENDIX F – LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for details regarding the Living Benefit you elected. Effective January 15, 2016, if you have elected a Living Benefit feature and your contract was issued: •Prior to July 16, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.•On July 16, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.•On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.If you elected a Living Benefit feature, you may not establish an automatic subsequent purchase payment plan. Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefit offered in your contract.Glossary of Living Benefit Terms Anniversary Value The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. Please see SPOUSAL CONTINUATION below. Benefit Effective Date The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date. Benefit Quarter Each consecutive 3 month period starting on the Benefit Effective Date. Benefit Quarter Anniversary The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1. Benefit Year Each consecutive one year period starting on the Benefit Effective Date. Benefit Year Anniversary The date on which each Benefit Year begins. Contract Year Each consecutive one year period starting on the contract issue date. Covered Person(s) The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit. Excess Withdrawal Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year and exceeds the greater of the Maximum Annual Withdrawal Amount or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated. Highest Anniversary Value The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary. Income Base The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date. Income Credit An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:
Income Credit Percentage (as a percentage of the Income Credit Base)	Income Credit Availability
The applicable Income Credit Percentage is provided in the Rate Sheet Supplement	Available during the first 12 Benefit Years — the Income Credit is reduced in years withdrawals are taken
Income Credit Base The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period. Income Credit Percentage A percentage of the Income Credit Base used to determine the Income Credit amount during the Income Credit Period. The current Income Credit Percentage is provided in the Rate Sheet Supplement that must accompany this prospectus. Income Credit Period The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years. Investment Requirements We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the “Secure Value Account”). The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under Investment Requirements for Optional Living Benefits in APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT. Maximum Annual Withdrawal Amount The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable. Maximum Annual Withdrawal Percentage The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero. The current Maximum Annual Withdrawal Percentages are provided in the Rate Sheet Supplement that must accompany this prospectus. Minimum Income Base The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary during the Minimum Income Base period of 12 years, provided no withdrawals are taken prior to the 12th Benefit Year Anniversary. If you take withdrawals prior to the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of first Benefit Year’s Purchase Payments as follows:
Minimum Income Base Period (if no withdrawal are taken prior to the Benefit Year Anniversary)	Minimum Income Base Percentage (as a Percentage of the 1st Benefit Year’s Purchase Payments)
12th Benefit Year Anniversary	200%
Protected Income Payment The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached. Protected Income Payment Percentage The percentage used to determine the Protected Income Payment. The current Protected Income Payment Percentages are provided in the Rate Sheet Supplement that must accompany this prospectus. Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Initial Annual Fee Rate Income Credit Percentage, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages. If you need another copy of the prospectus or Rate Sheet Supplement, please call us at the Annuity Service Center at (800) 445-7862 or visit our website at www.corebridgefinancial.com/ProductProspectuses. All Rate Sheet prospectus supplements will be filled with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185787 or 333-178849 if your contract was issued in New York.
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Benefit Standard or Optional [Text Block]	Optional Benefits Available For Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Plus Living Benefit (For contracts issued on or after Oct 9, 2017)	A guaranteed minimum withdrawal benefit with Income Credits and step-up opportunities	2.50% (as a percentage of Income Base)
•Excess withdrawals may significantly reduce or terminate the benefit
•Income Credits unavailable after the 12th benefit anniversary
•Investment requirements limit available investment options
•Minimum Income Base not available on 12th benefit
anniversary if withdrawal has been taken
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states

Maximum Anniversary Death Benefit	Provides a death benefit based on the greatest of contract value, net purchase payments, or highest contract value on an eligible contract anniversary	0.25% (as a percentage of average daily net asset value allocated to the Variable Portfolios)	•Death benefit calculated differently depending on whether the optional Living Benefit has been elected •Death benefit election cannot be changed •Withdrawals may significantly reduce the benefit

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying Funds Available Under the Contract
 The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	14.61%	7.57%	4.75%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%*	8.62%	6.98%	5.01%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	11.41%	5.56%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	17.19%	9.91%	6.72%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	15.04%	8.31%	5.83%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	13.70%	7.24%	5.26%
	SA American Funds Asset Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	13.90%	8.91%	6.95%
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.98%	15.11%	7.83%	6.16%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.97%	10.05%	8.16%	6.17%
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.37%	11.00%	2.14%	2.68%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.85%	5.83%	0.98%	1.61%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.91%	3.28%	1.51%	1.32%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	7.75%	2.87%	2.97%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	5.48%	1.13%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	4.80%	1.34%	N/A
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.79%*	6.46%	1.45%	1.74%
	SA JPMorgan Ultra-Short Bond Portfolio[2] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[2]	0.76%	4.39%	0.75%	0.41%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Bond (continued)	SA PIMCO Global Bond Opportunities Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC[3]	1.13%*	4.05%	-1.55%	-0.69%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.97%	15.73%	6.36%	4.93%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.83%	4.78%	0.26%	1.01%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	4.79%	1.64%	1.02%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	40.60%	15.88%	11.42%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	12.09%	13.20%	8.65%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	12.40%	11.49%	7.98%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	13.19%	10.72%	7.81%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	34.71%	17.54%	14.60%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	16.61%	10.66%	7.28%
	SA American Funds Global Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.95%*	22.36%	13.35%	9.28%
	SA American Funds Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.87%*	38.00%	18.36%	14.04%
	SA American Funds Growth-Income Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	25.85%	13.04%	10.59%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.09%	13.86%	7.43%	7.17%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	7.17%	11.02%	8.56%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%*	12.69%	10.75%	6.68%
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	8.05%	10.45%	9.87%
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.07%	12.42%	9.17%	6.90%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.05%*	38.98%	16.38%	11.81%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.43%*	10.14%	2.99%	1.60%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.83%	4.40%	10.87%	9.20%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.08%	23.46%	10.81%	7.09%
	SA JPMorgan Large Cap Core Portfolio[4] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[4]	0.99%*	27.13%	13.94%	10.00%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	23.04%	15.35%	11.06%
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	40.85%	16.86%	12.41%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%*	18.74%	13.48%	10.11%
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.11%*	16.36%	6.81%	2.89%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.07%*	17.32%	4.71%	1.36%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	19.18%	9.57%	3.76%
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	39.29%	14.89%	12.78%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.14%*	15.57%	7.30%	5.29%
	SA BlackRock VCP Global Multi Asset Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.17%*	12.04%	3.90%	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.17%	11.78%	5.12%	4.21%
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.16%*	15.25%	4.71%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.07%	16.29%	7.09%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	13.49%	6.95%	4.93%
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.05%	12.08%	6.77%	4.69%
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information. [1]Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.[2]On April 29, 2024, SA DFA Ultra Short Bond Portfolio was renamed SA JPMorgan Ultra-Short Bond Portfolio, and J.P. Morgan Investment Management Inc. became its subadvisor.[3]On April 29, 2024, SA Goldman Sachs Global Bond Portfolio was renamed SA PIMCO Global Bond Opportunities Portfolio, and Pacific Investment Management Company, LLC became its subadvisor.[4]On July 5, 2023, SA Invesco Main Street Large Cap Portfolio was renamed SA JPMorgan Large Cap Core Portfolio and J.P. Morgan Investment Management Inc. became its subadvisor.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	14.61%	7.57%	4.75%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%*	8.62%	6.98%	5.01%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	11.41%	5.56%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	17.19%	9.91%	6.72%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	15.04%	8.31%	5.83%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	13.70%	7.24%	5.26%
	SA American Funds Asset Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	13.90%	8.91%	6.95%
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.98%	15.11%	7.83%	6.16%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.97%	10.05%	8.16%	6.17%
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.37%	11.00%	2.14%	2.68%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.85%	5.83%	0.98%	1.61%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.91%	3.28%	1.51%	1.32%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	7.75%	2.87%	2.97%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	5.48%	1.13%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	4.80%	1.34%	N/A
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.79%*	6.46%	1.45%	1.74%
	SA JPMorgan Ultra-Short Bond Portfolio[2] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[2]	0.76%	4.39%	0.75%	0.41%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Bond (continued)	SA PIMCO Global Bond Opportunities Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC[3]	1.13%*	4.05%	-1.55%	-0.69%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.97%	15.73%	6.36%	4.93%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.83%	4.78%	0.26%	1.01%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	4.79%	1.64%	1.02%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	40.60%	15.88%	11.42%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	12.09%	13.20%	8.65%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	12.40%	11.49%	7.98%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	13.19%	10.72%	7.81%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	34.71%	17.54%	14.60%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	16.61%	10.66%	7.28%
	SA American Funds Global Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.95%*	22.36%	13.35%	9.28%
	SA American Funds Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.87%*	38.00%	18.36%	14.04%
	SA American Funds Growth-Income Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	25.85%	13.04%	10.59%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.09%	13.86%	7.43%	7.17%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	7.17%	11.02%	8.56%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%*	12.69%	10.75%	6.68%
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	8.05%	10.45%	9.87%
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.07%	12.42%	9.17%	6.90%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.05%*	38.98%	16.38%	11.81%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.43%*	10.14%	2.99%	1.60%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.83%	4.40%	10.87%	9.20%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.08%	23.46%	10.81%	7.09%
	SA JPMorgan Large Cap Core Portfolio[4] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[4]	0.99%*	27.13%	13.94%	10.00%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	23.04%	15.35%	11.06%
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	40.85%	16.86%	12.41%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%*	18.74%	13.48%	10.11%
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.11%*	16.36%	6.81%	2.89%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.07%*	17.32%	4.71%	1.36%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	19.18%	9.57%	3.76%
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	39.29%	14.89%	12.78%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.14%*	15.57%	7.30%	5.29%
	SA BlackRock VCP Global Multi Asset Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.17%*	12.04%	3.90%	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.17%	11.78%	5.12%	4.21%
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.16%*	15.25%	4.71%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.07%	16.29%	7.09%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	13.49%	6.95%	4.93%
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.05%	12.08%	6.77%	4.69%
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information. [1]Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.[2]On April 29, 2024, SA DFA Ultra Short Bond Portfolio was renamed SA JPMorgan Ultra-Short Bond Portfolio, and J.P. Morgan Investment Management Inc. became its subadvisor.[3]On April 29, 2024, SA Goldman Sachs Global Bond Portfolio was renamed SA PIMCO Global Bond Opportunities Portfolio, and Pacific Investment Management Company, LLC became its subadvisor.[4]On July 5, 2023, SA Invesco Main Street Large Cap Portfolio was renamed SA JPMorgan Large Cap Core Portfolio and J.P. Morgan Investment Management Inc. became its subadvisor.
Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you choose, you may not be able to invest in certain investment options. If you do not elect any optional benefits, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements. FOR OPTIONAL BENEFIT AVAILABLE FOR ELECTION This section contains the current investment requirements for the optional Living Benefit that we are offering to investors, including: •Polaris Income PlusInvestment Requirements for the Polaris Income Plus If you elect Polaris Income Plus, you must allocate your assets in accordance with the following:
10% Secure Value Account
90% in one or more of the following
Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Protection
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset
Allocation*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Government and Quality Bond
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.

Effective on February 6, 2017, the Combination Model Program will no longer be offered. If you invested in a Combination Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
Polaris Retirement Protector 333-185787 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.
Polaris Retirement Protector 333-185787 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of the optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.
Polaris Retirement Protector 333-185787 | VariablePortfolioRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Polaris Retirement Protector 333-185787 | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.
Polaris Retirement Protector 333-185787 | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect the optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.
Polaris Retirement Protector 333-185787 | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under the optional Living Benefit’s investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.
Polaris Retirement Protector 333-185787 | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.
Polaris Retirement Protector 333-185787 | MinimumContractValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
Polaris Retirement Protector 333-185787 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.
Polaris Retirement Protector 333-185787 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”), process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Polaris Retirement Protector 333-185787 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Polaris Retirement Protector 333-185787 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can gain or lose money by investing in this contract, including possible loss of your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Polaris Retirement Protector 333-185787 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Polaris Retirement Protector 333-185787 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.•Each investment option (including each Fixed Account option) has its own unique risks.•You should review the investment options before making an investment decision.
Polaris Retirement Protector 333-185787 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to us, American General Life Insurance Company (or The United States Life Insurance Company in the City of New York for New York contracts). Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.
Polaris Retirement Protector 333-185787 | FranklinAllocationVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.61%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Polaris Retirement Protector 333-185787 | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Polaris Retirement Protector 333-185787 | SAAllocationBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Polaris Retirement Protector 333-185787 | SAAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Polaris Retirement Protector 333-185787 | SAAllocationModerateGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.83%
Polaris Retirement Protector 333-185787 | SAAllocationModeratePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	5.26%
Polaris Retirement Protector 333-185787 | SAAmericanFundsAssetAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Asset Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Polaris Retirement Protector 333-185787 | SAJPMorganDiversifiedBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Diversified Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	6.16%
Polaris Retirement Protector 333-185787 | SAMFSTotalReturnPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Total Return Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	6.17%
Polaris Retirement Protector 333-185787 | PIMCOEmergingMarketsBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Bond
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.68%
Polaris Retirement Protector 333-185787 | PIMCOTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.61%
Polaris Retirement Protector 333-185787 | SAAmericanCenturyInflationProtectionPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Protection Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	1.32%
Polaris Retirement Protector 333-185787 | SAJPMorganUltraShortBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Ultra-Short Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	2.97%
Polaris Retirement Protector 333-185787 | SAFederatedHermesCorporateBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Federated Hermes Corporate Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	1.13%
Polaris Retirement Protector 333-185787 | SAFixedIncomeIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Polaris Retirement Protector 333-185787 | SAFixedIncomeIntermediateIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Intermediate Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.46%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	1.74%
Polaris Retirement Protector 333-185787 | SAPIMCOGlobalBondOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO Global Bond Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	0.41%
Polaris Retirement Protector 333-185787 | SAJPMorganMFSCoreBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan MFS Core Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	(1.55%)
Average Annual Total Returns, 10 Years [Percent]	(0.69%)
Polaris Retirement Protector 333-185787 | SAPineBridgeHighYieldBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PineBridge High-Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	PineBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Polaris Retirement Protector 333-185787 | SAWellingtonGovernmentandQualityBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Government and Quality Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Polaris Retirement Protector 333-185787 | GoldmanSachsVITGovernmentMoneyMarketFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Cash
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	1.02%
Polaris Retirement Protector 333-185787 | InvescoVIAmericanFranchiseFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Stock
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	40.60%
Average Annual Total Returns, 5 Years [Percent]	15.88%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Polaris Retirement Protector 333-185787 | InvescoVIComstockFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Polaris Retirement Protector 333-185787 | InvescoVIGrowthandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Polaris Retirement Protector 333-185787 | LordAbbettGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Polaris Retirement Protector 333-185787 | SAABGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	34.71%
Average Annual Total Returns, 5 Years [Percent]	17.54%
Average Annual Total Returns, 10 Years [Percent]	14.60%
Polaris Retirement Protector 333-185787 | SAABSmallMidCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Small & Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Polaris Retirement Protector 333-185787 | SAAmericanFundsGlobalGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Global Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	22.36%
Average Annual Total Returns, 5 Years [Percent]	13.35%
Average Annual Total Returns, 10 Years [Percent]	9.28%
Polaris Retirement Protector 333-185787 | SAAmericanFundsGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	38.00%
Average Annual Total Returns, 5 Years [Percent]	18.36%
Average Annual Total Returns, 10 Years [Percent]	14.04%
Polaris Retirement Protector 333-185787 | SAAmericanFundsGrowthIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Growth-Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Polaris Retirement Protector 333-185787 | SAFidelityInstitutionalAMRealEstatePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM® Real Estate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Polaris Retirement Protector 333-185787 | SAFranklinBWUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin BW U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Polaris Retirement Protector 333-185787 | SAFranklinSmallCompanyValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Small Company Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Polaris Retirement Protector 333-185787 | SAFranklinSystematicUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Polaris Retirement Protector 333-185787 | SAInvescoGrowthOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Invesco Growth Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Polaris Retirement Protector 333-185787 | SAJanusFocusedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Janus Focused Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Janus Capital Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	38.98%
Average Annual Total Returns, 5 Years [Percent]	16.38%
Average Annual Total Returns, 10 Years [Percent]	11.81%
Polaris Retirement Protector 333-185787 | SAJPMorganEmergingMarketsPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Emerging Markets Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Polaris Retirement Protector 333-185787 | SAJPMorganEquityIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	10.87%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Polaris Retirement Protector 333-185787 | SAJPMorganGlobalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Global Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	23.46%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.09%
Polaris Retirement Protector 333-185787 | SAJPMorganLargeCapCorePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Large Cap Core Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	27.13%
Average Annual Total Returns, 5 Years [Percent]	13.94%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Polaris Retirement Protector 333-185787 | SAJPMorganMidCapGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Mid-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	23.04%
Average Annual Total Returns, 5 Years [Percent]	15.35%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Polaris Retirement Protector 333-185787 | SAMFSBlueChipGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	40.85%
Average Annual Total Returns, 5 Years [Percent]	16.86%
Average Annual Total Returns, 10 Years [Percent]	12.41%
Polaris Retirement Protector 333-185787 | SAMFSMassachusettsInvestorsTrustPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Massachusetts Investors Trust Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.11%
Polaris Retirement Protector 333-185787 | SAMorganStanleyInternationalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Morgan Stanley International Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc. and Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	16.36%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Polaris Retirement Protector 333-185787 | SAPIMCORAEInternationalValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO RAE International Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Polaris Retirement Protector 333-185787 | SAPutnamInternationalGrowthandIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam International Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	19.18%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Polaris Retirement Protector 333-185787 | SAWellingtonCapitalAppreciationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Capital Appreciation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	39.29%
Average Annual Total Returns, 5 Years [Percent]	14.89%
Average Annual Total Returns, 10 Years [Percent]	12.78%
Polaris Retirement Protector 333-185787 | SAAmericanFundsVCPManagedAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Volatility Control
Portfolio Company Name [Text Block]	SA American Funds VCP Managed Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	5.29%
Polaris Retirement Protector 333-185787 | SABlackRockVCPGlobalMultiAssetPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA BlackRock VCP Global Multi Asset Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Polaris Retirement Protector 333-185787 | SAPIMCOVCPTacticalBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO VCP Tactical Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Polaris Retirement Protector 333-185787 | SASchrodersVCPGlobalAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Schroders VCP Global Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Polaris Retirement Protector 333-185787 | SATRowePriceVCPBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA T. Rowe Price VCP Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Polaris Retirement Protector 333-185787 | SAVCPDynamicAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.49%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Polaris Retirement Protector 333-185787 | SAVCPDynamicStrategyPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Strategy Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Polaris Retirement Protector 333-185787 | DollarCostAveragingDCAFixedAccountsMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Purpose of Benefit [Text Block]	Interest is credited to amounts allocated to a DCA Fixed Account and your money is systematically transferred from the DCA Fixed Account to one or more investment options over a specified period of time
Brief Restrictions / Limitations [Text Block]	•Must be funded with a Purchase Payment, not transferred contract value•Minimum funding requirements apply•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be available•Transfers may only occur on a monthly basis•Availability may be restricted based on date of contract issuance andelection of optional benefits•Fixed Account options are not eligible to receive DCA transfers•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Polaris Retirement Protector 333-185787 | DollarCostAveragingDCAProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
Brief Restrictions / Limitations [Text Block]	•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum per transfer is $100 regardless of source account•Fixed Account options are not eligible to receive DCA transfers•Upon notification of your death, we will terminate the DCA Program and transfer the remaining money according to the current allocation instructions on file
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Polaris Retirement Protector 333-185787 | AutomaticAssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced to your pre-selected percentages
Brief Restrictions / Limitations [Text Block]	•Rebalancing may occur on a quarterly, semi-annual, or annual basis•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated•Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program•If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Polaris Retirement Protector 333-185787 | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive periodic withdrawals from your contract
Brief Restrictions / Limitations [Text Block]	•Minimum withdrawal amount is $100•Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis•Participation in program may be restricted if optional Living Benefit elected
Name of Benefit [Text Block]	Systematic Withdrawal Program
Polaris Retirement Protector 333-185787 | AutomaticPaymentPlanMember
Prospectus:
Name of Benefit [Text Block]	Automatic Payment Plan
Purpose of Benefit [Text Block]	Allows you to make automatic Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply•Not available with election of the Living Benefit features
Name of Benefit [Text Block]	Automatic Payment Plan
Polaris Retirement Protector 333-185787 | PolarisIncomePlusLivingBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the initial annual fee applicable to your contract. If your contract was purchased on or after May 1, 2023, please see APPENDIX H - LIVING BENEFIT RATES FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2023 (EXCEPT IN NEW YORK) and APPENDIX I - LIVING BENEFIT RATES FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2023 (IN NEW YORK).
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Name of Benefit [Text Block]	Polaris Income Plus Living Benefit(For contracts issued on or after Oct 9, 2017)
Purpose of Benefit [Text Block]	A guaranteed minimum withdrawal benefit with Income Credits and step-up opportunities
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the initial annual fee applicable to your contract. If your contract was purchased on or after May 1, 2023, please see APPENDIX H - LIVING BENEFIT RATES FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2023 (EXCEPT IN NEW YORK) and APPENDIX I - LIVING BENEFIT RATES FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2023 (IN NEW YORK).
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Brief Restrictions / Limitations [Text Block]	•Excess withdrawals may significantly reduce or terminate the benefit•Income Credits unavailable after the 12th benefit anniversary•Investment requirements limit available investment options•Minimum Income Base not available on 12th benefit anniversary if withdrawal has been taken•Purchase Payments subject to additional restrictions•May not be cancelled by you prior to the 5th benefit anniversary•Certain events will automatically terminate the benefit•May not be re-elected or reinstated after termination•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific states
Name of Benefit [Text Block]	Polaris Income Plus Living Benefit(For contracts issued on or after Oct 9, 2017)
Operation of Benefit [Text Block]	Overview of Living Benefit The optional Living Benefit, Polaris Income Plus®, is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live or as long as you or your spouse lives. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. Please see ANNUITY INCOME OPTIONS below. You may elect the optional Living Benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee only at the time of contract issue. The Living Benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit’s value is dependent on your contract’s performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return. If you elect the Living Benefit, any Excess Withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits. Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount allowable under the Living Benefit. Please consult your financial representative regarding which Variable Portfolios are appropriate for the Living Benefit you elected. Please see POLARIS INCOME PLUS below for a more detailed description of the Living Benefit regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. You should analyze the Living Benefit thoroughly and understand it completely before deciding to elect the Living Benefit.Polaris Income Plus How does Polaris Income Plus work? Polaris Income Plus offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract’s Highest Anniversary Value, or an Income Base with an annual Income Credit. The Income Base is the basis for the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is determined by multiplying the Income Credit Percentage by the Income Credit Base. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than the applicable Income Credit Percentage, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year’s Purchase Payments. Please see “How do increases to the Income Base and Income Credit Base work under Polaris Income Plus?” below.The Maximum Annual Withdrawal Percentages, Protected Income Payment Percentages and Income Credit Percentage are set forth in the Rate Sheet Supplement that must accompany this Prospectus.Are there investment requirements if I elect Polaris Income Plus? Yes, you must allocate your assets, including Purchase Payments and Continuation Contributions, if any, to a combination of the Secure Value Account and Variable Portfolios or Models, as detailed under Investment Requirements for Optional Living Benefits in APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT. With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios at any time unless the Living Benefit is cancelled. You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements. Please see Investment Requirements for Optional Living Benefits in APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT for specific investment requirements applicable to your Living Benefit.How do my investment requirements impact my feature and contract? Before you elect the Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefit meets your investment objectives and risk tolerance. The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the Contract Value will be reduced to zero before the Covered Person(s)’ death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee. Please consult your financial representative regarding which Variable Portfolios are appropriate for the living benefit you elected. To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, provided under Investment Requirements for Optional Living Benefits in APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secured Value Account will not change for the life of your contract. Rebalancing and Investment Requirements We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature. Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. If we cannot complete automatic rebalancing according to your current instructions due to Variable Portfolio changes (including closures, substitutions, or mergers), we reserve the right to allocate the applicable amounts that would have been transferred to the impacted Variable Portfolio(s) to a money market option available under the contract. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.What are the factors used to calculate Polaris Income Plus? The benefit offered by Polaris Income Plus is calculated by considering the factors described below. First, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later. Second, we determine the Anniversary Value which equals your contract value on any Benefit Year Anniversary. The Highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary. Third, we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year’s Purchase Payments. Fourth, if you do not take a withdrawal prior to the 12th Benefit Year Anniversary, the guaranteed Minimum Income Base amount will be available in the Income Base calculation on the 12th Benefit Year Anniversary. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year. This percentage is provided above in the Glossary of Living Benefit Terms. If you take a withdrawal prior to the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base. Fifth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. Sixth, we determine the Income Credit amount. The Income Credit is equal to the applicable Income Credit Percentage multiplied by the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the applicable Income Credit Percentage. Seventh, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s). The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday. Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Maximum Annual Withdrawal Percentage, Protected Income Payment Percentage, and Income Credit Percentage. If you need another copy of the prospectus or Rate Sheet Supplement, please call us at the Annuity Service Center at (800) 445-7862 or visit our website at www.corebridgefinancial.com/ProductProspectuses. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185787 or 333-178849 if your contract was issued in New York. Eighth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage. Finally, we determine the Excess Withdrawals if any. Excess Withdrawals are withdrawals that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. Please see “What are the effects of withdrawals on Polaris Income Plus?” below. Please see APPENDIX B for detailed numerical examples of how your living benefit is calculated.How do increases to the Income Base and Income Credit Base work under Polaris Income Plus? On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary. On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to the Highest Anniversary Value, the Income Credit Base is also automatically increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base. Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments received prior to the first contract anniversary increase your Income Base and Income Credit Base at the time they are received. Since Highest Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value was higher on days other than the Benefit Year Anniversaries.What are the effects of withdrawals on Polaris Income Plus? The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. However, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base. Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Penalty-Free Withdrawal Amount: If you withdraw an amount that is under the 10% penalty-free withdrawal amount, but exceed the Maximum Annual Withdrawal Amount, it will be free of withdrawal charges, treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit even though you are not assessed a withdrawal charge. For example, if you elected a Living Benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the Living Benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts. Excess Withdrawal may significantly reduce the value of or terminate the Living Benefit. For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 -$6,000)]} = $114,000. Excess Withdrawals reduce your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base and Income Credit Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below: Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount. Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below. Minimum Income Base: If you take a withdrawal during the Minimum Income Base period of 12 years, the Minimum Income Base will no longer increase on the next Benefit Year Anniversary. All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Please see ACCESS TO YOUR MONEY above and EXPENSES below.What is the fee for Polaris Income Plus? The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:
Number of Covered Persons	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	2.50%	0.60%	±0.40%
Two Covered Persons	2.50%	0.60%	±0.40%
*The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40% / 4).Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Initial Annual Fee Rate. The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE below. Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals. If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.What happens if the contract value is reduced to zero while the Income Base is greater than zero? If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s). If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the living benefit will terminate. If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable. When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following: 1.The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or2.Any option mutually agreeable between you and us.Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.
Polaris Retirement Protector 333-185787 | PolarisIncomePlusLivingBenefitMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	(For Contracts issued prior to October 9, 2017)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Offered Ending [Date]	Oct. 09, 2017
Optional Benefit Expense, Footnotes [Text Block]	(For Contracts issued prior to October 9, 2017)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Polaris Retirement Protector 333-185787 | PolarisIncomePlusLivingBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	(For Contracts issued on or after October 9, 2017)
Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE.
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Offered Starting [Date]	Oct. 09, 2017
Offered Ending [Date]	May 01, 2022
Optional Benefit Expense, Footnotes [Text Block]	(For Contracts issued on or after October 9, 2017)
Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE.
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Polaris Retirement Protector 333-185787 | MaximumAnniversaryDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Name of Benefit [Text Block]	Maximum Anniversary Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greatest of contract value, net purchase payments, or highest contract value on an eligible contract anniversary
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Death benefit calculated differently depending on whether the optional Living Benefit has been elected•Death benefit election cannot be changed•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Maximum Anniversary Death Benefit
Polaris Retirement Protector 333-185787 | ContractYears15Member
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%
Polaris Retirement Protector 333-185787 | After5thContractAnniversaryMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Polaris Retirement Protector 333-185787 | MaximumAnniversaryValueDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Operation of Benefit [Text Block]	Maximum Anniversary Value Death Benefit For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.The following describes the optional Maximum Anniversary Value death benefit without election of the Living Benefit: The death benefit is the greatest of: 1.Contract value; or2.Net Purchase Payments; or3.Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary. The following describes the optional Maximum Anniversary Value death benefit with election of the Living Benefit: The death benefit is the greatest of: 1.Contract value; or2.Purchase Payments reduced by:a.any Withdrawal Adjustments, if the Living Benefit has not been terminated; orb.any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or3.Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:a.any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; orb.any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.The anniversary value for any year is equal to the contract value on the applicable anniversary. Please see APPENDIX G for examples of how your death benefit is calculated.
Polaris Retirement Protector 333-185787 | PolarisIncomePlusOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Retirement Protector 333-185787 | PolarisIncomePlusOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Polaris Retirement Protector 333-185787 | PolarisIncomePlusOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Polaris Retirement Protector 333-185787 | PolarisIncomePlusTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Retirement Protector 333-185787 | PolarisIncomePlusTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Polaris Retirement Protector 333-185787 | PolarisIncomePlusTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Polaris Retirement Protector 333-185787 | optionalPolarisIncomePlusfeature135Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,305
Surrender Expense, 1 Year, Minimum [Dollars]	10,010
Surrender Expense, 3 Years, Maximum [Dollars]	22,998
Surrender Expense, 3 Years, Minimum [Dollars]	12,276
Surrender Expense, 5 Years, Maximum [Dollars]	33,340
Surrender Expense, 5 Years, Minimum [Dollars]	14,801
Surrender Expense, 10 Years, Maximum [Dollars]	57,752
Surrender Expense, 10 Years, Minimum [Dollars]	21,860
Annuitized Expense, 1 Year, Maximum [Dollars]	4,305
Annuitized Expense, 1 Year, Minimum [Dollars]	2,010
Annuitized Expense, 3 Years, Maximum [Dollars]	16,998
Annuitized Expense, 3 Years, Minimum [Dollars]	6,276
Annuitized Expense, 5 Years, Maximum [Dollars]	29,340
Annuitized Expense, 5 Years, Minimum [Dollars]	10,801
Annuitized Expense, 10 Years, Maximum [Dollars]	57,752
Annuitized Expense, 10 Years, Minimum [Dollars]	21,860
No Surrender Expense, 1 Year, Maximum [Dollars]	4,305
No Surrender Expense, 1 Year, Minimum [Dollars]	2,010
No Surrender Expense, 3 Years, Maximum [Dollars]	16,998
No Surrender Expense, 3 Years, Minimum [Dollars]	6,276
No Surrender Expense, 5 Years, Maximum [Dollars]	29,340
No Surrender Expense, 5 Years, Minimum [Dollars]	10,801
No Surrender Expense, 10 Years, Maximum [Dollars]	57,752
No Surrender Expense, 10 Years, Minimum [Dollars]	21,860
Polaris Retirement Protector 333-185787 | optionalPolarisIncomePlusfeature125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	12,207
Surrender Expense, 1 Year, Minimum [Dollars]	10,010
Surrender Expense, 3 Years, Maximum [Dollars]	22,539
Surrender Expense, 3 Years, Minimum [Dollars]	12,276
Surrender Expense, 5 Years, Maximum [Dollars]	32,580
Surrender Expense, 5 Years, Minimum [Dollars]	14,801
Surrender Expense, 10 Years, Maximum [Dollars]	56,457
Surrender Expense, 10 Years, Minimum [Dollars]	21,860
Annuitized Expense, 1 Year, Maximum [Dollars]	4,207
Annuitized Expense, 1 Year, Minimum [Dollars]	2,010
Annuitized Expense, 3 Years, Maximum [Dollars]	16,539
Annuitized Expense, 3 Years, Minimum [Dollars]	6,276
Annuitized Expense, 5 Years, Maximum [Dollars]	28,580
Annuitized Expense, 5 Years, Minimum [Dollars]	10,801
Annuitized Expense, 10 Years, Maximum [Dollars]	56,457
Annuitized Expense, 10 Years, Minimum [Dollars]	21,860
No Surrender Expense, 1 Year, Maximum [Dollars]	4,207
No Surrender Expense, 1 Year, Minimum [Dollars]	2,010
No Surrender Expense, 3 Years, Maximum [Dollars]	16,539
No Surrender Expense, 3 Years, Minimum [Dollars]	6,276
No Surrender Expense, 5 Years, Maximum [Dollars]	28,580
No Surrender Expense, 5 Years, Minimum [Dollars]	10,801
No Surrender Expense, 10 Years, Maximum [Dollars]	56,457
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,860
Polaris Retirement Protector 333-185787 | BeneficiaryContinuationProgramsMember
Prospectus:
Operation of Benefit [Text Block]	Beneficiary Continuation Programs Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option. Extended Legacy Program The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. This program may not be elected in conjunction with any other settlement option. Upon election of the Extended Legacy Program: •The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.•The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.•The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under (1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time: Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner of the contract. Note: If an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions. If the beneficiary elects to take the death benefit in the form of withdrawals over a longer period of time: •Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution.•Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of death for IRAs.Note: for IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for (1) a Spousal Beneficiary and (2) a Non-Spousal Beneficiary who is no more than 10 years younger than the Owner of the contract. Other Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.
We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:
•Death Claim form electing Extended Legacy Program; and
•Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Restrictions on Extended Legacy Program •The Extended Legacy Program cannot be elected with rollover contracts from other companies.•No Purchase Payments are permitted.•Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.•In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.•The contract may not be assigned and ownership may not be changed or jointly owned.•Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.Expenses We will charge the Beneficiary an annual Base Contract Expense of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Investment Options •The Beneficiary may transfer funds among the available Variable Portfolios;•Variable Portfolios may differ from those available to the original Owner; and•Variable Portfolios may be of a different share class subject to higher 12b-1 fees.Inherited Account Program The Inherited Account Program, if available, can allow a Beneficiary of another company’s annuity contract to transfer their inherited Non-Qualified deferred annuity or certain Beneficiaries to transfer their inherited IRA to fund a new contract issued by the Company. •The Beneficiary of the transferred contract becomes the Owner (as the Beneficiary of the deceased) of the contract issued by us.•The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified deferred annuity contracts.•Once the contract is issued, a Systematic Withdrawal Program must be established and cannot be terminated.•Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.
We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:
•Inherited Account and Required Minimum Distribution Election Form; and
•New contract application
Restrictions on Inherited Account Program •No Purchase Payments are permitted after the contract has been issued.•Optional Living Benefits cannot be elected under the Inherited Account Program.•The contract may not be assigned and ownership may not be changed or jointly owned.Expenses The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable. Investment Options All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.
Polaris Retirement Protector 333-185787 | DeathBenefitDefinedTermsMember
Prospectus:
Operation of Benefit [Text Block]	Death Benefit Defined Terms The term “Net Purchase Payment” is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value. We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal. The term “Withdrawal Adjustment” is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday , the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected the Living Benefit described above.
Polaris Retirement Protector 333-185787 | SpousalContinuationMember
Prospectus:
Operation of Benefit [Text Block]	Spousal Continuation The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract. Upon election of Spousal Continuation: •Generally, any benefits and elected features under the contract remain the same.•Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.•Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue.•Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law. Upon spousal continuation, we will add a Continuation Contribution to the contract. The Continuation Contribution is only considered a Purchase Payment for purposes of determining the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•Death Claim form; and
•Satisfactory proof of death of the original Owner.
The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse’s death would differ depending on the Continuing Spouse’s age on the Continuation Date. Please see APPENDIX D – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death. Please see OPTIONAL LIVING BENEFIT above for information on the effect of Spousal Continuation on these benefits.
Polaris Retirement Protector 333-185787 | OptionalLivingBenefitsMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	[3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below.The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the applicable formula.
Optional Benefit Expense, Footnotes [Text Block]	[3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below.The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the applicable formula.
Polaris Retirement Protector 333-185787 | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the contract value or Net Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]
Death Benefits
 You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you. We do not pay a death benefit if: •your contract value is reduced to zero; or•you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
Beneficiary Designation You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below. •If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.•If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.•If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.Death Benefit Processing We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)A certified copy of the death certificate; or
(2)A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated •All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.The contract value will remain invested pursuant to the Owner’s latest allocation instructions on file subject to the limitations described in this prospectus, until we receive notification of death and/or death claim paperwork in Good Order. Thereafter, a Beneficiary may elect one of the death settlement options by contacting the Annuity Service Center. If we receive notification of the Owner’s death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction. For contracts in which the aggregate of all Purchase Payments in contracts issued by any Corebridge Financial company to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of the contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.Death Benefit Settlement Options Your Beneficiary must elect one of the following settlement options after providing required documentation, including satisfactory proof of death, in Good Order. •Lump sum payment; or•Annuity Income Option; or•Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or•Payment option that is mutually agreeable between you and usIn general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.Standard Death Benefit The following describes the standard death benefit without election of a Living Benefit:The standard death benefit is the greater of: 1.Contract value; or2.Net Purchase Payments.The following describes the standard death benefit with election of the Living Benefit: The standard death benefit is the greater of: 1.Contract value; or2.Purchase Payments reduced by:a.any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; orb.any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.Please see APPENDIX G for examples of how your death benefit is calculated.